LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.78%
•Federal Home Loan Mortgage Corp. REMICS
Series 5513 FD 5.69% (SOFR30A + 1.35%) 1/25/55	4,760,615	$4,771,104
Series 5516 FC 5.74% (SOFR30A + 1.40%) 3/25/55	8,781,000	8,815,114
•Federal National Mortgage Association REMICS
Series 2025-13 FB 5.64% (SOFR30A + 1.30%) 3/25/55	6,011,821	6,016,400
Series 2025-9 FG 5.69% (SOFR30A + 1.35%) 3/25/55	1,540,469	1,542,991
Total Agency Collateralized Mortgage Obligations (Cost $21,093,806)		21,145,609
AGENCY MORTGAGE-BACKED SECURITIES–8.16%
Uniform Mortgage-Backed Security, TBA
5.00% 4/1/55	12,331,000	12,085,002
5.50% 4/1/55	48,611,000	48,546,382
6.00% 4/1/55	35,726,000	36,284,825
Total Agency Mortgage-Backed Securities (Cost $96,857,145)		96,916,209
CORPORATE BONDS–1.52%
United States–1.52%
AEP Texas, Inc. 5.70% 5/15/34	805,000	817,488
AT&T, Inc. 5.40% 2/15/34	995,000	1,010,992
μBank of America Corp. 5.47% 1/23/35	1,165,000	1,181,964
Broadcom, Inc. 3.47% 4/15/34	1,170,000	1,029,898
Cheniere Energy Partners LP 5.75% 8/15/34	980,000	993,874
μCitigroup, Inc. 5.45% 6/11/35	1,050,000	1,055,924
Diamondback Energy, Inc. 5.40% 4/18/34	1,740,000	1,737,108
Duke Energy Corp. 5.45% 6/15/34	985,000	998,375
Energy Transfer LP 5.60% 9/1/34	825,000	826,427
μGoldman Sachs Group, Inc. 5.33% 7/23/35	1,185,000	1,179,091
HCA, Inc.
5.45% 9/15/34	715,000	708,792
5.60% 4/1/34	1,005,000	1,010,570
μJPMorgan Chase & Co. 5.29% 7/22/35	1,175,000	1,179,697
μMorgan Stanley 5.32% 7/19/35	1,180,000	1,180,122
Oracle Corp. 4.90% 2/6/33	1,025,000	1,007,852
Vistra Operations Co. LLC 6.00% 4/15/34	875,000	884,234
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
μWells Fargo & Co. 5.50% 1/23/35	1,165,000	$1,180,846
Total Corporate Bonds (Cost $18,083,848)		17,983,254
NON-AGENCY ASSET-BACKED SECURITIES–2.54%
AMSR Trust
Series 2022-SFR1 E1 4.39% 3/17/39	2,500,000	2,420,271
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	2,095,735
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/19/39	2,500,000	2,434,434
Series 2022-SFR1 E2 5.00% 5/19/39	2,500,000	2,429,659
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,952,468
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	2,124,581
Progress Residential Trust
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,401,747
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	954,492
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,493,240
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,502,556
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,166,146
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,608,857
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,477,168
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	597,331
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,522,443
Total Non-Agency Asset-Backed Securities (Cost $29,600,939)		30,181,128
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.57%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	5,875	5,755
φAngel Oak Mortgage Trust Series 2025-2 A1 5.64% 2/25/70	1,203,042	1,207,555
•BFLD Mortgage Trust Series 2024-VICT A 6.21% (TSFR01M + 1.89%) 7/15/41	365,000	365,000
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φ•BRAVO Residential Funding Trust Series 2023-NQM3 A1 4.85% 9/25/62	1,282,122	$1,274,152
•BX Commercial Mortgage Trust Series 2024-XL4 D 7.46% (TSFR01M + 3.14%) 2/15/39	539,465	538,117
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	21,532	20,821
•COMM Mortgage Trust Series 2024-WCL1 A 6.16% (TSFR01M + 1.84%) 6/15/41	540,000	538,310
•Cross Mortgage Trust Series 2025-H1 A1 5.74% 2/25/70	1,414,942	1,421,839
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67	2,436,256	2,461,130
φDeephaven Residential Mortgage Trust Series 2024-1 A1 5.74% 7/25/69	607,588	610,125
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66	1,592,957	1,314,706
φHOMES Trust Series 2025-AFC1 A1 5.73% 1/25/60	771,735	775,661
•JP Morgan Mortgage Trust Series 2023-DSC1 A1 4.63% 7/25/63	692,705	670,993
•JW Commercial Mortgage Trust Series 2024-MRCO A 5.94% (TSFR01M + 1.62%) 6/15/39	510,000	508,885
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 A1 5.74% 11/25/69	780,847	784,919
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57	379,930	378,732
φPRPM Trust Series 2025-NQM1 A1 5.80% 11/25/69	1,227,103	1,234,245
•SG Residential Mortgage Trust
Series 2021-1 A1 1.16% 7/25/61	1,843,991	1,528,961
φSeries 2022-2 A1 5.35% 8/25/62	614,629	610,446
•φVerus Securitization Trust
Series 2022-7 A1 5.15% 7/25/67	1,697,654	1,684,442
Series 2022-INV2 A1 6.79% 10/25/67	485,852	486,858
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	32,318	31,733
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI A 4.95% 7/15/35	182,000	$182,311
Total Non-Agency Collateralized Mortgage Obligations (Cost $18,378,988)		18,635,696
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.08%
•AREIT Ltd. Series 2024-CRE9 A 6.01% (TSFR01M + 1.69%) 5/17/41	1,600,000	1,596,004
•ARES Commercial Mortgage Trust Series 2024-IND A 6.01% (TSFR01M + 1.69%) 7/15/41	1,150,000	1,147,129
•BAHA Trust Series 2024-MAR A 5.57% 12/10/41	1,150,000	1,163,562
•BAMLL Trust Series 2024-BHP A 6.67% (TSFR01M + 2.35%) 8/15/39	770,000	769,521
•BX Commercial Mortgage Trust
Series 2024-AIRC A 6.01% (TSFR01M + 1.69%) 8/15/39	490,000	489,999
Series 2024-KING A 5.86% (TSFR01M + 1.54%) 5/15/34	1,204,148	1,202,644
Series 2024-MDHS A 5.96% (TSFR01M + 1.64%) 5/15/41	1,075,491	1,074,820
•BX Trust Series 2024-VLT4 A 5.81% (TSFR01M + 1.49%) 7/15/29	1,078,000	1,072,617
•CONE Trust Series 2024-DFW1 A 5.96% (TSFR01M + 1.64%) 8/15/41	210,000	209,474
•DBSG Mortgage Trust Series 2024-ALTA A 5.95% 6/10/37	215,000	218,371
•ELM Trust
Series 2024-ELM A10 5.41% 6/10/39	430,000	433,719
Series 2024-ELM A15 5.41% 6/10/39	430,000	433,719
•GWT Trust Series 2024-WLF2 A 6.01% (TSFR01M + 1.69%) 5/15/41	1,250,000	1,249,610
•HILT Commercial Mortgage Trust Series 2024-ORL A 5.86% (TSFR01M + 1.54%) 5/15/37	475,000	473,962
•HONO Mortgage Trust Series 2021-LULU A 5.58% (TSFR01M + 1.26%) 10/15/36	150,000	147,376
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•LBA Trust Series 2024-BOLT A 5.91% (TSFR01M + 1.59%) 6/15/39		810,000	$807,976
•NYC Trust Series 2024-3ELV A 6.31% (TSFR01M + 1.99%) 8/15/29		183,498	183,441
•One New York Plaza Trust Series 2020-1NYP AJ 5.68% (TSFR01M + 1.36%) 1/15/36		215,000	202,102
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $12,854,464)			12,876,046
ΔSOVEREIGN BONDS–39.74%
Australia–0.71%
Australia Government Bonds
0.25% 11/21/32	AUD	2,364,000	1,524,119
0.75% 11/21/27	AUD	4,343,000	3,356,985
2.50% 9/20/30	AUD	3,731,000	3,548,145
			8,429,249
Belgium–0.21%
Kingdom of Belgium Government Bonds 3.30% 6/22/54	EUR	2,603,760	2,495,971
			2,495,971
Canada–0.71%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,577,621	4,715,426
4.25% 12/1/26	CAD	5,010,136	3,725,928
			8,441,354
Denmark–0.28%
Denmark I/L Government Bonds
0.10% 11/15/30	DKK	11,505,697	1,621,376
0.10% 11/15/34	DKK	12,502,167	1,695,576
			3,316,952
France–8.48%
French Republic Government Bonds O.A.T.
0.10% 3/1/28	EUR	9,275,155	9,817,566
0.10% 3/1/28	EUR	757,763	802,076
0.10% 3/1/29	EUR	15,261,895	16,191,607
0.10% 7/25/31	EUR	7,515,633	7,765,015
0.10% 3/1/32	EUR	5,641,042	5,679,598
0.60% 7/25/34	EUR	3,984,888	4,073,852
0.70% 7/25/30	EUR	11,913,587	12,893,482
1.85% 7/25/27	EUR	18,108,412	20,422,587
3.15% 7/25/32	EUR	9,043,834	11,304,496
3.15% 7/25/32	EUR	2,318,932	2,898,589
3.40% 7/25/29	EUR	879,271	1,054,787
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bonds O.A.T. (continued)
3.40% 7/25/29	EUR	6,485,742	$7,780,397
			100,684,052
Germany–3.31%
Bundesrepublik Deutschland Bundesanleihe 2.50% 8/15/54	EUR	2,171,000	2,084,652
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	12,741,818	13,737,493
0.10% 4/15/33	EUR	6,669,780	6,908,982
0.50% 4/15/30	EUR	15,274,968	16,590,086
			39,321,213
Israel–0.05%
Israel Government International Bonds 5.75% 3/12/54		633,000	580,838
			580,838
Italy–6.06%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	11,906,378	11,372,182
0.40% 5/15/30	EUR	10,580,762	11,069,177
0.65% 5/15/26	EUR	5,729,740	6,224,754
1.25% 9/15/32	EUR	9,855,736	10,592,423
1.30% 5/15/28	EUR	12,351,204	13,639,996
1.50% 5/15/29	EUR	8,056,492	8,912,212
3.10% 9/15/26	EUR	8,968,194	10,166,383
			71,977,127
Japan–2.90%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	457,409,743	3,167,533
0.01% 3/10/32	JPY	519,485,490	3,569,032
0.01% 3/10/33	JPY	544,563,558	3,697,441
0.01% 3/10/34	JPY	497,724,684	3,347,437
0.10% 3/10/27	JPY	695,219,796	4,772,684
0.10% 3/10/28	JPY	780,119,528	5,397,359
0.10% 3/10/29	JPY	794,975,631	5,477,050
0.20% 3/10/30	JPY	306,413,624	2,185,191
Japan Government Thirty Year Bonds 2.30% 12/20/54	JPY	443,100,000	2,842,056
			34,455,783
Mexico–0.56%
Mexico Government International Bonds
3.50% 2/12/34		1,762,000	1,444,329
4.88% 5/19/33		400,000	366,884
6.35% 2/9/35		2,943,000	2,948,032
6.88% 5/13/37		1,858,000	1,901,849
			6,661,094
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
New Zealand–0.18%
New Zealand Government Bonds Inflation-Linked 3.00% 9/20/30	NZD	2,717,000	$2,146,445
			2,146,445
Spain–3.34%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,430,843	12,501,999
0.70% 11/30/33	EUR	13,418,843	13,939,265
1.00% 11/30/30	EUR	12,017,302	13,173,757
			39,615,021
Sweden–0.89%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,815,833
0.13% 12/1/27	SEK	16,515,000	2,102,760
0.13% 6/1/30	SEK	9,855,000	1,172,853
0.13% 6/1/32	SEK	15,300,000	1,937,067
3.50% 12/1/28	SEK	14,075,000	2,494,778
			10,523,291
United Kingdom–12.06%
United Kingdom Gilt 4.38% 7/31/54	GBP	4,507,776	5,037,976
United Kingdom Inflation-Linked Gilt
0.13% 3/22/26	GBP	371	480
0.13% 8/10/28	GBP	13,269,274	17,105,010
0.13% 3/22/29	GBP	13,797,863	17,628,036
0.13% 8/10/31	GBP	8,063,663	10,033,187
0.75% 11/22/33	GBP	6,918,938	8,703,938
0.75% 3/22/34	GBP	15,104,846	18,837,547
1.25% 11/22/27	GBP	15,556,194	20,747,597
1.25% 11/22/32	GBP	14,715,490	19,455,784
2.00% 1/26/35	GBP	4,795,000	14,745,877
4.13% 7/22/30	GBP	2,479,000	10,863,317
			143,158,749
Total Sovereign Bonds (Cost $495,457,504)			471,807,139
SUPRANATIONAL BANKS–0.77%
European Union
2.50% 10/4/52	EUR	1,010,000	839,636
3.00% 3/4/53	EUR	8,980,625	8,261,903
Total Supranational Banks (Cost $9,640,472)			9,101,539
U.S. TREASURY OBLIGATIONS–59.62%
U.S. Treasury Bonds
4.25% 8/15/54		365,000	344,526
4.63% 2/15/55		3,667,000	3,691,638
U.S. Treasury Inflation Indexed Bonds
0.88% 1/15/29		301,675	296,952
1.38% 7/15/33		26,107,303	25,464,907
1.75% 1/15/28		13,212,289	13,429,185
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
1.88% 7/15/34	27,921,734	$28,181,263
2.13% 4/15/29	23,288,278	23,977,075
2.38% 1/15/27	14,082,845	14,441,329
2.50% 1/15/29	9,125,802	9,536,514
3.38% 4/15/32	4,730,962	5,286,385
3.63% 4/15/28	17,855,651	19,135,262
3.88% 4/15/29	19,882,006	21,846,724
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/26	26,498,212	26,312,931
0.13% 7/15/26	24,146,800	24,033,256
0.13% 10/15/26	22,775,072	22,592,815
0.13% 4/15/27	22,713,375	22,296,721
0.13% 1/15/30	27,333,192	25,714,166
0.13% 7/15/30	27,990,795	26,216,997
0.13% 1/15/31	27,899,341	25,765,712
0.13% 7/15/31	29,505,315	27,090,709
0.13% 1/15/32	29,946,259	27,100,838
0.25% 7/15/29	26,027,258	24,928,935
0.38% 1/15/27	18,516,469	18,324,462
0.38% 7/15/27	25,895,990	25,598,897
0.50% 1/15/28	25,939,788	25,476,642
0.63% 7/15/32	28,203,589	26,326,253
0.75% 7/15/28	24,408,323	24,120,492
1.13% 1/15/33	27,993,869	26,816,494
1.25% 4/15/28	22,347,240	22,352,663
1.63% 10/15/27	23,769,251	24,158,847
1.63% 10/15/29	24,800,221	25,149,676
1.75% 1/15/34	27,564,510	27,516,822
2.13% 1/15/35	20,980,236	21,534,891
2.38% 10/15/28	11,001,827	11,461,442
U.S. Treasury Notes 4.63% 2/15/35	11,000,000	11,364,375
Total U.S. Treasury Obligations (Cost $711,197,791)		707,886,796

	Number of Shares
MONEY MARKET FUND–0.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	4,400,507	4,400,507
Total Money Market Fund (Cost $4,400,507)		4,400,507

Number of Contracts
OPTIONS PURCHASED–0.02%
Over-The-Counter–0.02%

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Put Options–0.00%
EUR vs USD Strike price EUR1.010, expiration date 4/16/25, notional amount EUR15,511,580 GSI	15,358,000	$183
EUR vs USD Strike price EUR0.990, expiration date 4/16/25, notional amount EUR15,204,420 MSC	15,358,000	16
		199
Call Options–0.00%
AUD vs USD Strike price AUD0.640, expiration date 4/10/25, notional amount AUD11,110,400 BNP	17,360,000	7,474

Notional Amount
Call Swaptions–0.02%
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $249,606,000 GSI	249,606,000	169,146
	Notional Amount	Value (U.S. $)
Call Swaptions (continued)
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $125,345,000 CITI	125,345,000	$84,940
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $62,673,000 CITI	62,673,000	42,470
		296,556
Total Options Purchased (Cost $1,139,479)		304,229

TOTAL INVESTMENTS–117.17% (Cost $1,418,704,943)	1,391,238,152

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.00)%
Over-The-Counter–(0.00)%

Put Options–(0.00)%
EUR vs USD Strike price EUR0.990, expiration date 4/16/25, notional amount EUR(15,204,420) GSI	(15,358,000)	$(16)
EUR vs USD Strike price EUR1.010, expiration date 4/16/25, notional amount EUR(15,511,580) MSC	(15,358,000)	(183)
(199)
Call Options–(0.00)%
AUD vs USD Strike price AUD0.640, expiration date 4/10/25, notional amount AUD(11,110,400) MSC	(17,360,000)	(7,474)

Notional Amount
Call Swaptions–(0.00)%
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $(249,606,000) GSI	(249,606,000)	(8,090)
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $(125,345,000) CITI	(125,345,000)	(4,063)
1 Year Interest Rate Swap, expiration date 5/16/25, notional amount $(62,673,000) CITI	(62,673,000)	(2,031)
(14,184)
Total Options Written (Premiums received $(457,766))		(21,857)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(17.17%)	(203,870,757)
NET ASSETS APPLICABLE TO 128,500,104 SHARES OUTSTANDING –100.00%	$1,187,345,538

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	(177,018)	USD	110,102	4/2/25	$—	$(509)
BCLY	DKK	496,041	USD	(69,291)	4/2/25	2,611	—
BNP	EUR	244,325,000	USD	(263,305,852)	4/2/25	910,259	—
BNP	EUR	(244,325,000)	USD	263,735,424	5/2/25	—	(911,716)
BNP	GBP	357,267	USD	(449,828)	4/2/25	11,669	—
BNP	JPY	66,903,000	USD	(444,600)	4/2/25	1,548	—
BOA	AUD	(13,314,000)	USD	8,388,137	4/2/25	68,750	—
BOA	CAD	11,949,000	USD	(8,340,954)	4/2/25	—	(36,757)
BOA	CAD	(11,949,000)	USD	8,353,371	5/2/25	36,928	—
BOA	DKK	(23,534,000)	USD	3,311,945	4/2/25	—	(99,341)
BOA	DKK	23,038,000	USD	(3,325,352)	4/2/25	14,039	—
BOA	DKK	(23,038,000)	USD	3,331,563	5/2/25	—	(14,064)
BOA	EUR	1,681,000	USD	(1,838,777)	4/2/25	—	(20,923)
BOA	JPY	(168,569,000)	USD	1,135,354	4/2/25	11,238	—
BOA	JPY	6,164,671,000	USD	(40,911,903)	4/2/25	197,704	—
BOA	JPY	(6,164,671,000)	USD	41,049,784	5/2/25	—	(198,811)
BOA	JPY	971,364,000	USD	(6,516,075)	5/2/25	—	(16,556)
BOA	SEK	(106,017,000)	USD	9,956,427	4/2/25	—	(591,915)
CBA	GBP	2,032,000	USD	(2,618,531)	4/2/25	6,291	—
CITI	BRL	6,316,914	USD	(1,071,472)	6/18/25	17,157	—
CITI	MXN	(5,508,787)	USD	273,821	6/18/25	7,441	—
DB	EUR	(621,000)	USD	671,320	5/2/25	—	(1,333)
DB	JPY	(5,923,995,000)	USD	39,734,242	4/2/25	229,602	—
GSI	CAD	(12,084,000)	USD	8,437,870	4/2/25	39,851	—
GSI	EUR	6,099,000	USD	(6,394,405)	4/2/25	201,130	—
GSI	GBP	3,643,000	USD	(4,725,361)	4/2/25	—	(19,542)
HSBC	EUR	(256,218,831)	USD	268,804,749	4/2/25	—	(8,273,499)
HSBC	EUR	(202,000)	USD	221,037	4/2/25	2,591	—
HSBC	GBP	(128,234,000)	USD	162,557,984	4/2/25	—	(3,087,358)
HSBC	GBP	123,588,000	USD	(159,725,131)	4/2/25	—	(81,226)
HSBC	GBP	(123,588,000)	USD	159,713,761	5/2/25	79,788	—
HSBC	JPY	(139,289,000)	USD	929,135	4/2/25	275	—
HSBC	NZD	(3,662,000)	USD	2,081,552	4/2/25	2,369	—
HSBC	NZD	(120,893)	USD	67,774	4/2/25	—	(865)
JPMC	MXN	5,508,787	USD	(272,246)	6/18/25	—	(5,865)
RBC	SEK	106,017,000	USD	(10,547,714)	4/2/25	628	—
RBC	SEK	(106,017,000)	USD	10,567,016	5/2/25	—	(531)
RBS	GBP	(1,392,554)	USD	1,793,652	4/2/25	—	(5,169)
SCB	AUD	13,329,000	USD	(8,391,734)	4/2/25	—	(62,975)
SCB	AUD	(13,329,000)	USD	8,393,721	5/2/25	62,933	—
TDB	NZD	3,755,000	USD	(2,146,364)	4/2/25	—	(14,378)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TDB	NZD	(3,755,000)	USD	2,147,903	5/2/25	$14,244	$—
UBS	EUR	3,347,000	USD	(3,650,713)	4/2/25	—	(31,226)
UBS	EUR	553,000	USD	(594,706)	4/2/25	3,316	—
Total Foreign Currency Exchange Contracts						$1,922,362	$(13,474,559)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
46	3 Month SOFR	$11,103,825	$11,096,876	9/15/26	$6,949	$—
22	Australia 10 yr Bonds	1,548,698	1,545,530	6/16/25	3,168	—
(64)	Canadian Government Bond	(5,521,420)	(5,540,593)	6/19/25	19,173	—
(25)	Euro-Buxl	(3,223,895)	(3,349,710)	6/6/25	125,815	—
(10)	Long Gilt	(1,184,405)	(1,206,873)	6/26/25	22,468	—
(281)	U.S. Treasury 10 yr Notes	(31,252,469)	(31,229,963)	6/18/25	—	(22,506)
(636)	U.S. Treasury 10 yr Ultra Notes	(72,583,500)	(72,201,816)	6/18/25	—	(381,684)
739	U.S. Treasury 2 yr Notes	153,100,016	152,917,653	6/30/25	182,363	—
(124)	U.S. Treasury Bonds	(14,542,875)	(14,412,621)	6/18/25	—	(130,254)
(262)	U.S. Treasury Note	(28,336,937)	(28,062,244)	6/30/25	—	(274,693)
(110)	U.S. Treasury Ultra Bonds	(13,447,500)	(13,456,414)	6/18/25	8,914	—
Total Futures Contracts					$368,850	$(809,137)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BNP-collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 10/15/29; market value $25,340,902	4.39%	3/31/25	4/1/25	$(25,337,812)	$(25,337,812)
BOFA-collateralized by U.S. Treasury Inflation Indexed Notes 1.875% 7/15/34; market value $23,549,161	4.45%	3/31/25	4/1/25	(23,546,250)	(23,546,250)
BOFA-collateralized by U.S. Treasury Notes 4.625% 2/15/35; market value $11,441,398	4.40%	3/31/25	4/1/25	(11,440,000)	(11,440,000)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 2.125% 1/15/35; market value $11,564,367	4.45%	3/31/25	4/1/25	(11,562,938)	(11,562,938)
Morgan Stanley-collateralized by U.S. Treasury Inflation Indexed Notes 0.625%-1.75% 7/15/32-1/15/34; market value $49,097,853	4.46%	3/31/25	4/1/25	(49,091,771)	(49,091,771)
Total Reverse Repurchase Agreements				$(120,978,771)	$(120,978,771)
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	26,250,000	2.56%	10/2/28	$283,256	$283,256	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	13,100,000	2.40%	6/27/28	148,863	148,863	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,260,000	2.59%	1/29/27	99,952	99,952	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,274,000	2.54%	4/15/29	18,199	18,199	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,842,000	2.69%	4/15/28	22,538	22,538	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,274,000	2.53%	4/15/29	18,831	18,831	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,842,000	2.69%	4/15/28	22,980	22,980	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	EUR 1,440,000	2.06%	3/15/35	(8,574)	—	(8,574)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,335,000	2.55%	3/18/28	44,530	44,530	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,160,000	2.96%	3/18/26	24,517	24,517	—
Pay amounts based on Inflation Eurostat Eurozone HICP ex- Tobacco NSA and receive fixed rate coupon at maturity	EUR 1,440,000	(2.02%)	3/15/35	7,489	7,489	—
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	12,490,000	(2.70%)	3/18/27	(67,115)	—	(67,115)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,657,000	2.83%	4/15/28	5,298	5,298	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,525,000	2.69%	4/15/29	2,732	2,732	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,263,000	2.69%	4/15/29	1,638	1,638	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,828,000	2.84%	4/15/28	2,401	2,401	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,829,000	2.84%	4/15/28	2,472	2,472	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,263,000	2.68%	4/15/29	1,747	1,747	—
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,525,000	2.72%	4/15/29	$—	$—	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,657,000	2.87%	4/15/28	—	—	—
Total Inflation Swap Contracts				$631,754	$707,443	$(75,689)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
EUR 2,570,700	2.49	EURIBOR06M	Receive	Annual/Semiannual	2/19/54	$85,491	$95	$85,396	$—
EUR 2,570,700	2.51	EURIBOR06M	Receive	Annual/Semiannual	2/20/54	76,733	96	76,637	—
EUR 2,638,000	2.51	EURIBOR06M	Receive	Annual/Semiannual	2/20/54	74,419	98	74,321	—
EUR 1,298,000	2.51	EURIBOR06M	Receive	Annual/Semiannual	3/1/54	36,797	49	36,748	—
EUR 545,000	2.46	EURIBOR06M	Receive	Annual/Semiannual	3/22/54	22,090	20	22,070	—
EUR 2,109,000	2.54	EURIBOR06M	Receive	Annual/Semiannual	4/22/54	20,558	(4,243)	24,801	—
EUR 528,000	2.43	EURIBOR06M	Receive	Annual/Semiannual	6/19/54	17,786	20	17,766	—
EUR 512,000	2.43	EURIBOR06M	Receive	Annual/Semiannual	6/20/54	17,211	19	17,192	—
EUR 354,000	2.44	EURIBOR06M	Pay	Annual/Semiannual	6/24/54	(10,839)	13	—	(10,852)
EUR 200,000	2.26	EURIBOR06M	Pay	Annual/Semiannual	10/22/54	(17,290)	(952)	—	(16,338)
EUR 397,000	2.18	EURIBOR06M	Pay	Annual/Semiannual	11/7/54	(40,799)	15	—	(40,814)
JPY 2,282,384,000	0.81	TONAR12M	Receive	Annual	2/12/27	145	67	78	—
22,150,000	3.79	SOFR12M	Receive	Annual	5/16/26	16,385	38	16,347	—
JPY 1,550,827,780	1.00	TONAR12M	Receive	At Maturity	3/12/27	(274)	34	—	(308)
JPY 3,795,163,587	1.03	TONAR12M	Receive	At Maturity	3/12/27	(7,890)	82	—	(7,972)
JPY 3,515,881,659	1.02	TONAR12M	Receive	At Maturity	3/12/27	(5,456)	75	—	(5,531)
JPY 481,225,000	1.22	TONAR12M	Pay	Annual	2/12/35	(20,535)	54	—	(20,589)
22,150,000	3.80	SOFR12M	Pay	Annual	5/16/26	(15,024)	38	—	(15,062)
16,998,000	3.81	SOFR12M	Receive	Annual	5/16/26	9,208	11,948	—	(2,740)
16,998,000	3.90	SOFR12M	Pay	Annual	5/16/26	5,050	30	5,020	—
Total IRS Contracts							$7,596	$376,376	$(120,206)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DB–Deutsche Bank
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
DKK–Danish Krone
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
REMIC–Real Estate Mortgage Investment Conduits
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
TBA–To be announced
TDB–Toronto-Dominion Bank
TSFR01M–1 Month Term Secured Overnight Financing Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
yr–Year
LVIP BlackRock Inflation Protected Bond Fund–10